Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Tax benefit (provision) of comprehensive income
Foreign currency translation tax benefit / (provision)	$ (5,369)	$ 1,918	$ 1,598
Available for sale securities tax benefit / (provision)	(325)
Total tax benefit / (provision)	$ (5,694)	$ 1,918	$ 1,598